Offerings - Offering: 1	Jul. 24, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered	75,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 75,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.5
Offering Note
(1)    Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement on Form S-8 also includes additional shares of Moody’s Corporation common stock, par value $0.01 per share, in respect of the securities identified in the above table that may become issuable through the Profit Participation Plan of Moody’s Corporation (amended and restated as of January 1, 2020), as the same may be further amended, as a result of any stock dividend, stock split, recapitalization or other similar transactions.